UNIT-BASED COMPENSATION (Phantom and Restricted Unit Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Phantom Units
Phantom and Restricted Unit Activity
Nonvested phantom and restricted units, beginning of period (in shares)	131,558	0
Units granted (in shares)	155,330	125,000
Units forfeited (in shares)	(4,041)
Nonvested phantom and restricted units, end of period (in shares)	283,682	131,558
Weighted-average grant date fair value
Nonvested, Weighted-average grant date fair value, beginning	$ 20.00	$ 0.00
Units granted, Weighted-average grant date fair value	$ 26.33	$ 20.00
Units forfeited, Weighted-average grant date fair value	$ 25.99
Nonvested, Weighted-average grant date fair value, ending	$ 23.41	$ 20.00
Restricted Units
Phantom and Restricted Unit Activity
Units granted (in shares)	835	6,558
Weighted-average grant date fair value
Units granted, Weighted-average grant date fair value	$ 27.50	$ 20.23